CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 213,204	$ 65,651	$ 222,098
Accounts receivable	135,398	105,794	133,340
Inventory, net	1,654,206	1,819,128	1,957,966
Total current assets	2,088,439	2,043,587	2,313,404
Prepaid Acquisition Costs	85,632	53,015	0
Fixed assets	4,952	5,501	1,035
Patents/Trademarks	521,881	521,881	521,881
Deposit	16,890	16,890	0
Goodwill	193,260	193,260	193,260
Total other assets	736,982	737,531	716,175
TOTAL ASSETS	2,825,422	2,781,118	3,029,579
LIABILITIES
Accounts payable	114,485	91,316	37,267
Accrued liabilities	85,871	94,554	59,264
Notes payable	487,445	275,370	0
Notes payable - related party	866	866	170,866
Convertible debt, net of discount	595,638	317,284	171,750
Accrued interest payable	39,023	21,387	13,050
Derivative liabilities	186,919	102,011	92,527
Total current and total liabilities	1,510,248	902,788	558,841
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 75,000,000 shares authorized, none and none shares issued and outstanding, respectively	0	0	0
Common Stock, Value	345,492	345,172	338,384
Additional paid-in capital	17,475,579	17,459,899	17,075,974
Accumulated deficit	(16,505,898)	(15,926,742)	(14,943,620)
Total stockholders' equity	1,315,174	1,878,330	2,470,738
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,825,422	$ 2,781,118	$ 3,029,579